UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2016     (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2016

	Shares	Value
Common Stocks—96.6%
Consumer Discretionary—12.2%
Beazer Homes USA, Inc.*,1	31,127	$350,179
Big 5 Sporting Goods Corp.	21,100	263,961
Big Lots, Inc.[1]	6,091	300,408
Callaway Golf Co.	29,772	339,996
Career Education Corp.*	52,726	344,828
Cavco Industries, Inc.*	3,393	354,806
Cherokee, Inc.*	18,745	211,069
Destination XL Group, Inc.*	47,988	222,184
Five Below, Inc.*	7,479	333,264
Nautilus, Inc.*	19,208	447,354
Strattec Security Corp.	2,089	87,508
Tenneco, Inc.*	5,320	297,016
Total Consumer Discretionary		3,552,573
Consumer Staples—3.6%
Central Garden and Pet Co., Class A*	14,624	354,632
The Hain Celestial Group, Inc.*	4,161	152,917
PURE Bioscience, Inc.*	103,120	93,839
S&W Seed Co.*	30,905	148,344
SunOpta, Inc.*,1	46,047	305,752
Total Consumer Staples		1,055,484
Energy—2.7%
Alon USA Energy, Inc.	19,352	158,299
Ardmore Shipping Corp.[1]	27,981	202,023
Matador Resources Co.*	12,966	297,570
Tsakos Energy Navigation, Ltd.	28,900	142,766
Total Energy		800,658
Financials—4.8%
Banc of California, Inc.	21,186	472,872
Evercore Partners, Inc., Class A	5,282	270,650
James River Group Holdings, Ltd.	7,780	284,281
Stewart Information Services Corp.	8,083	370,040
Total Financials		1,397,843
Health Care—21.9%
Acadia Healthcare Co., Inc.*	6,084	311,440
Amphastar Pharmaceuticals, Inc.*	20,040	380,760
AtriCure, Inc.*	19,461	299,505
AxoGen, Inc.*	38,010	342,470

	Shares	Value
BioTelemetry, Inc.*	18,087	$334,067
Cardiovascular Systems, Inc.*	12,973	317,449
Cross Country Healthcare, Inc.*	19,282	234,662
CryoLife, Inc.	21,439	341,952
Cutera, Inc.*	27,792	302,933
DexCom, Inc.*	3,808	346,871
Harvard Bioscience, Inc.*	67,841	183,849
InfuSystem Holdings, Inc.*	35,712	99,636
Insulet Corp.*	7,573	320,565
NanoString Technologies, Inc.*	22,264	359,786
Nuvectra Corp.	2,298	15,741
NxStage Medical, Inc.*	13,174	301,158
Orthofix International NV*	6,031	272,058
Pacific Biosciences of California, Inc.*	19,619	163,426
Supernus Pharmaceuticals, Inc.*	20,618	440,813
Tandem Diabetes Care, Inc.*	24,587	175,305
Teligent, Inc.*	25,143	186,561
Trinity Biotech PLC, Sponsored ADR*	17,928	240,594
Vocera Communications, Inc.*	26,706	435,308
Total Health Care		6,406,909
Industrials—12.1%
Builders FirstSource, Inc.*	20,459	281,107
Gencor Industries, Inc.*,1	28,698	328,592
Knoll, Inc.	14,800	391,608
Korn/Ferry International	11,338	270,298
LSI Industries, Inc.	39,004	395,110
Manitex International, Inc.*	38,276	243,435
Patrick Industries, Inc.*	7,033	450,323
Primoris Services Corp.	11,561	222,202
Radiant Logistics, Inc.*	35,395	103,353
Sterling Construction Co., Inc.*	25,904	167,081
WageWorks, Inc.*	5,169	319,392
Willdan Group, Inc.*	20,706	360,906
Total Industrials		3,533,407
Information Technology—35.9%
A10 Networks, Inc.*	40,153	395,507
Amber Road, Inc.*	33,130	347,534
Applied Micro Circuits Corp.*,1	39,540	275,989
Autobytel, Inc.*	14,841	243,392

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—35.9% (continued)
AXT, Inc.*	81,062	$346,135
Brightcove, Inc.*	30,731	396,123
Callidus Software, Inc.*	20,568	397,374
Carbonite, Inc.*	14,111	196,990
ChannelAdvisor Corp.*	20,906	260,280
Cornerstone OnDemand, Inc.*	6,590	289,433
Criteo, S.A., Sponsored ADR*	6,274	231,385
DSP Group, Inc.*	29,858	344,561
Electro Scientific Industries, Inc.*	42,926	239,098
Everyday Health, Inc.*	45,301	347,006
Gigamon, Inc.*	10,335	456,807
The Hackett Group, Inc.	24,258	396,618
HubSpot, Inc.*,1	5,736	319,725
LogMeln, Inc.[1]	6,683	558,030
Lumentum Holdings, Inc.*	9,678	339,891
Mitek Systems, Inc.*	46,480	361,150
Model N, Inc.*	20,235	216,919
Novanta, Inc.*	20,726	350,062
Oclaro, Inc.*	57,079	449,782
PFSweb, Inc.*	33,255	320,911
Proofpoint, Inc.*	4,653	358,048
ServiceSource International, Inc.*	65,595	331,911
Silver Spring Networks, Inc.*	32,625	445,331
Telenav, Inc.*	44,266	258,071
TubeMogul, Inc.*,1	23,134	210,057
USA Technologies, Inc.*	62,268	310,095
Xactly Corp.*	36,260	505,102
Total Information Technology		10,499,317
Materials—3.4%
Boise Cascade Co.*	11,604	304,489
Codexis, Inc.*	61,358	255,863
Ferroglobe PLC	17,909	147,749
U.S. Concrete, Inc.*	5,237	277,666
Total Materials		985,767
Total Common Stocks
(cost $21,734,676)		28,231,958
Rights—0.0%#
DYAX Corp.*,2 (cost $0)	10,896	109

	Principal Amount	Value
Short-Term Investments—11.4%
Repurchase Agreements—5.4%[3]
Cantor Fitzgerald Securities Inc., dated 08/31/16, due 09/01/16, 0.350%, total to be received $1,000,010 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 09/01/16 - 06/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Nomura Securities International Inc., dated 08/31/16, due 09/01/16, 0.330%, total to be received $560,908 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 11/25/16 - 07/20/66, totaling $572,121)	560,903	560,903
Total Repurchase Agreements		1,560,903

	Shares
Other Investment Companies—6.0%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.34%	1,758,668	1,758,668
Total Short-Term Investments
(cost $3,319,571)		3,319,571
Total Investments—108.0%
(cost $25,054,247)		31,551,638
Other Assets, less Liabilities—(8.0)%		(2,326,526)
Net Assets—100.0%		$29,225,112

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $25,117,034 for federal income tax purposes at August 31, 2016, the aggregate gross unrealized appreciation and depreciation were $7,560,490 and $1,125,886, respectively, resulting in net unrealized appreciation of investments of $6,434,604.

*	Non-income producing security

#	Rounds to less than 0.1%.

[1]	Some or all of these shares, amounting to a market value of $1,514,630, or 5.2% of net assets, were out on loan to various brokers.

[2]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[4]	Yield shown represents the August 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$28,231,958	—	—	$28,231,958
Rights	—	—	$109	109
Short-Term Investments
Repurchase Agreements	—	$1,560,903	—	1,560,903
Other Investment Companies	1,758,668	—	—	1,758,668

Total Investments in Securities	$29,990,626	$1,560,903	$109	$31,551,638

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of August 31, 2016, the Fund had no transfers between levels from the beginning of the reporting period.

As of August 31, 2016, the Level 3 security are rights recieved as a result of a corporate action.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: October 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: October 5, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: October 5, 2016